Balance Sheets (Quarterly) (Parenthetical) (Quarterly, USD $)	Mar. 31, 2014	Dec. 31, 2013
Quarterly
Accumulated Depreciation	$ 1,133	$ 945
Common Stock, Par Value	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	6,000,000,000	6,000,000,000
Common Stock, Shares Issued	4,546,014,334	3,846,000,000
Common Stock, Shares Outstanding	4,546,014,334	3,846,000,000